Cover Page	May 02, 2024	Jul. 24, 2023
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	May 01, 2024
Entity Registrant Name		HEARTBEAM, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41060
Entity Tax Identification Number		47-4881450
Entity Address, Address Line One		2118 Walsh Avenue
Entity Address, Address Line Two		Suite 210
Entity Address, City or Town		Santa Clara
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95050
City Area Code		408
Local Phone Number		899-4443
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001779372
Amendment Flag		false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		BEAT
Security Exchange Name		NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security		Warrant
Trading Symbol		BEATW
Security Exchange Name		NASDAQ